January 22, 1998



Office of Records
Securities and Exchange Commission
450 Fifth Street
Washington, DC  20549

RE:       The Enterprise Group of Funds, Inc. ("Fund")
     Registration No. 2-28097 Rule 497 Filing

Dear Sir or Madam:
The following amendment to the prospectus dated MAY 1, 1997,

     is filed

pursuant to Rule 497(e) by supplement or sticker of the

     above-referenced Fund.

No changes were necessary to the above-referenced Fund.  No

     changes

were necessary to the cross-reference sheet.

Thank you for your assistance.

Sincerely,

















Catherine R. McClellan
Senior Vice President and Chief Counsel